SUMMARY OF LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loans payable – current portion	$ 229,815	$ 2,467,656
Loans payable – non-current portion	10,033,989	254,455
Total	$ 10,263,804	$ 2,722,111